Consolidated Statements of Cash Flows	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
OPERATING ACTIVITIES
Net loss for the period before non-controlling interest	$ (14,413,379)	$ (40,794,817)	$ (32,416,108)
Items not affecting cash:
Amortization and depreciation	3,690,939	5,092,432	3,891,042
Forgiveness of government grants			(1,589,559)
Legal proceedings provision
Impairment expense	9,515,210	3,885,001
Arbitration settlement reserve	(5,775,717)	6,468,330
Gain on disposal of Eden Games, net of cash	(15,128,417)
Gain on disposal of UMG assets, net of cash	(257,550)
Loss on disposal of Motorsports	194,268	678,931
Loss on disposal of P&E		9,767
Gain on bankruptcy of subsidiary	(1,105,023)
Loss on extinguishment of debt		2,428,900
Gain on retained interest in former associate		(99,961)
Share of net loss of associate		103,930
Change in fair value of investment at FVTPL	873,778	(581,812)
Change in fair value of warrant liability	(4,748,893)	(9,037,108)	6,189,921
Change in fair value of convertible debt	(2,388,120)	6,066,594	(230,127)
Change in fair value of contingent consideration			87,702
Impairment of investment in associate and advances			3,652,199
Impairment of goodwill and intangibles
Accretion of debt	4,610	108,616	96,733
Share-based payments	4,688,218	3,702,705	1,409,569
Total Adjustments	(24,850,076)	(21,968,492)	(18,908,628)
Restricted cash	284,073	57,059	(65,876)
Accounts and other receivables	(275,778)	(4,008,628)	2,115,952
Government remittances	(370,449)	30,601	(414,634)
Publisher advance	3,043,570	(4,534,218)
Prepaid expenses and other	905,688	(1,388,709)	(163,517)
Accounts payable	2,871,087	(1,030,542)	3,451,614
Accrued liabilities	(110,301)	953,086	607,229
Players liability account	(260,692)	(57,059)	65,875
Deferred revenue	(1,567,025)	1,607,553	221,142
Changes in non-cash working capital	4,520,173	(8,370,857)	5,817,785
Net cash used in operating activities	(20,329,903)	(30,339,349)	(13,090,843)
INVESTING ACTIVITIES
Purchase of property and equipment	(78,698)	(188,170)	(110,380)
Purchase of promissory notes	(1,181,005)
Cash acquired, net of cash paid in business combinations		255,852	1,458,920
Advances			(1,155,657)
Acquisition of intangible assets			(557,709)
Proceeds on disposal of Eden Games, net of cash	14,710,616
Proceeds on disposal of UMG assets, net of cash	100
Cash from disposal of Motorsports		24,348
Net cash used in investing activities	13,451,013	92,030	(364,826)
FINANCING ACTIVITIES
Proceeds from issuance of Units, net of costs		31,017,374
Proceeds from government grants			1,414,764
Proceeds from line of credit			1,000,000
Proceeds from private placement unit offerings			3,685,785
Proceeds from convertible debentures		4,901,393	5,750,000
Net (payments) proceeds from promissory notes payable	330,814	263,384	1,111,553
Payments on promissory notes payable	(381,000)	(3,260,356)
Proceeds from exercise of options
Proceeds from exercise of warrants		6,866,735	3,574,023
Proceeds from exercise of options		186,255
Payments on lease financing	(201,156)	(228,328)	(139,937)
Payments on long-term debt	(75,262)	(162,040)	(53,736)
Net cash provided by financing activities	(326,604)	39,584,417	16,342,452
Impact of foreign exchange on cash	501,204	725,620	(462,249)
Change in cash	(6,704,290)	10,062,718	2,424,534
Cash, beginning of year	15,305,996	5,243,278	2,818,744
Cash, end of year	8,601,706	15,305,996	5,243,278
Previously stated [member]
OPERATING ACTIVITIES
Net loss for the period before non-controlling interest		(40,794,817)
Items not affecting cash:
Amortization and depreciation		5,092,432
Forgiveness of government grants
Legal proceedings provision		6,468,330
Loss on disposal of Motorsports		678,931
Loss on disposal of P&E		9,767
Loss on extinguishment of debt		2,428,900
Gain on retained interest in former associate		(99,961)
Share of net loss of associate		103,930
Change in fair value of investment at FVTPL		(581,812)
Change in fair value of warrant liability		(9,037,108)
Change in fair value of convertible debt		6,066,594
Change in fair value of contingent consideration
Impairment of investment in associate and advances
Impairment of goodwill and intangibles		3,885,001
Accretion of debt		108,616
Share-based payments		3,702,705
Total Adjustments		(21,968,492)
Restricted cash		57,059
Accounts and other receivables		(4,008,628)
Government remittances		30,601
Publisher advance		(4,534,218)
Prepaid expenses and other		(1,388,709)
Accounts payable		(1,030,542)
Accrued liabilities		953,086
Players liability account		(57,059)
Deferred revenue		1,607,553
Changes in non-cash working capital		(8,370,857)
Net cash used in operating activities		(30,339,349)
INVESTING ACTIVITIES
Purchase of property and equipment		(188,170)
Cash acquired, net of cash paid in business combinations		255,852
Advances
Acquisition of intangible assets
Cash from disposal of Motorsports		24,348
Net cash used in investing activities		92,030
FINANCING ACTIVITIES
Proceeds from government grants
Proceeds from line of credit
Proceeds from private placement unit offerings		31,017,374
Proceeds from convertible debentures		4,901,393
Net (payments) proceeds from promissory notes payable		(2,996,972)
Proceeds from exercise of warrants		6,866,735
Proceeds from exercise of options		186,255
Payments on lease financing		(228,328)
Payments on long-term debt		(162,040)
Net cash provided by financing activities		39,584,417
Impact of foreign exchange on cash		725,620
Change in cash		10,062,718
Cash, beginning of year	$ 15,305,996	5,243,278
Cash, end of year		$ 15,305,996	$ 5,243,278